Share Capital Authorized - Summary of Issues and Outstanding (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Exercise of stock options	$ 468	$ 440	$ 1,783	$ 1,725	$ 10,187
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance, January 1	$ 375,524	$ 375,524	$ 375,524	$ 375,524
Balance, January 1 (Shares)	89,678,845	89,678,845	89,678,845	89,678,845
Exercise of stock options			$ 0	$ 0
Exercise of stock options (Shares)			0	0
Ending balance			$ 375,524	$ 375,524	$ 375,524
Ending balance (Shares)			89,678,845	89,678,845	89,678,845